Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
2025 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of share options valuation assumptions

Grants in 2026 under the 2025 LTIP
Expected term—years (1)	2.5 - 5.4
Current share value	$2.36 - 3.08
Expected volatility (2)	121.7% - 122.4%
Risk-free interest rate (3)	3.5% - 4.18%
Dividend yield (4)	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the end of the vesting term and the contractual period to exercise.
(2)
Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)
Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)
The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

Schedule of share option activity

The Company’s share option activity for the six months ended June 30, 2026 was as follows:

	Number of share options	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual life (years	Aggregate Intrinsic Value (In millions)*
Outstanding as of December 31, 2025	12,907,342	£0.0001	3.6	$33.20
Issued	16,444,648	£0.0001	—	—
Exercised - related parties	(10,340,733)	£0.0001	—	—
Exercised - employees and other holders	(2,273,520)	£0.0001	—	—
Cancelled/Forfeited	—	—	—	—
Outstanding as of June 30, 2026	16,737,737	£0.0001	3.8	$52.7
Vested and exercisable		£0.0001	3.6	31.4
Vested and expected to vest	16,737,737	£0.0001	3.8	$52.7

Groupby Share Options [Member] | 2024 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of share options valuation assumptions

Grants in 2025 of the Groupby share options
Expected term—years (1)	1 - 5.32
Current share value	$2.93
Expected volatility (2)	49.2 - 115.5%
Risk-free interest rate (3)	3.70%
Dividend yield (4)	0%